Intangible Assets (Including Goodwill) - Disclosure of Changes in Intangible Assets and Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	€ 403	€ 457
Effects of changes in foreign exchange rates	19	(54)
Goodwill, ending balance	422	403
Intangible assets (excluding goodwill), beginning balance	68	79
Intangible assets (excluding goodwill), additions	11	6
Intangible assets (excluding goodwill), amortization expense	(13)	(12)
Intangible assets (excluding goodwill), transfer during the period		2
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	4	(7)
Intangible assets (excluding goodwill), ending balance	70	68
Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	403
Goodwill, ending balance	422	403
Intangible assets (excluding goodwill), beginning balance	186
Intangible assets (excluding goodwill), ending balance	204	186
Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	(118)
Intangible assets (excluding goodwill), ending balance	(134)	(118)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	24	28
Intangible assets (excluding goodwill), amortization expense	(3)	(1)
Intangible assets (excluding goodwill), transfer during the period		1
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	1	(4)
Intangible assets (excluding goodwill), ending balance	22	24
Technology [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	81
Intangible assets (excluding goodwill), ending balance	84	81
Technology [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	(57)
Intangible assets (excluding goodwill), ending balance	(62)	(57)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	18	21
Intangible assets (excluding goodwill), additions	2
Intangible assets (excluding goodwill), amortization expense	(8)	(9)
Intangible assets (excluding goodwill), transfer during the period	5	7
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	1	(1)
Intangible assets (excluding goodwill), ending balance	18	18
Computer software [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	55
Intangible assets (excluding goodwill), ending balance	65	55
Computer software [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	(37)
Intangible assets (excluding goodwill), ending balance	(47)	(37)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	15	18
Intangible assets (excluding goodwill), amortization expense	(1)	(1)
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	1	(2)
Intangible assets (excluding goodwill), ending balance	15	15
Customer relationships [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	38
Intangible assets (excluding goodwill), ending balance	39	38
Customer relationships [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	(23)
Intangible assets (excluding goodwill), ending balance	(24)	(23)
Work in progress [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	9	9
Intangible assets (excluding goodwill), additions	8	6
Intangible assets (excluding goodwill), transfer during the period	(5)	(6)
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	1
Intangible assets (excluding goodwill), ending balance	13	9
Work in progress [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	9
Intangible assets (excluding goodwill), ending balance	13	9
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	2	3
Intangible assets (excluding goodwill), additions	1
Intangible assets (excluding goodwill), amortization expense	(1)	(1)
Intangible assets (excluding goodwill), ending balance	2	2
Other intangible assets [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	3
Intangible assets (excluding goodwill), ending balance	3	3
Other intangible assets [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	(1)
Intangible assets (excluding goodwill), ending balance	€ (1)	€ (1)